Initial Public Offering - Additional Information (Detail) - USD ($)		1 Months Ended	3 Months Ended	6 Months Ended	9 Months Ended
	Jul. 22, 2019	Jul. 22, 2019	Sep. 30, 2019	Sep. 30, 2019	Dec. 31, 2019
Proceeds From Capital Units Issuance				$ 201,250,000	$ 201,250,000
Over-Allotment Option [Member]
Capital Units Issued	2,625,000	2,625,000
Capital Units Price per Share		$ 10.00
Proceeds From Capital Units Issuance		$ 201,250,000
Offering Cost Of Capital Units		11,900,000
Deferred Underwriting Commission		$ 7,040,000
IPO [Member]
Capital Units Issued		20,125,000
Common Class A [Member]
Capital Units Issued			20,125,000		20,125,000
Class Of Warrants Exercise Price	$ 11.50	$ 11.50